Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue - third parties	$ 163,391	$ 37,065
Revenue - related parties	32,342
Revenue	195,733	37,065
Cost of revenue - third parties	120,978	25,107
Cost of revenue - related parties	21,927
Cost of revenue	142,905	25,107
Gross profit	52,828	11,958
Operating Expenses:
Research and development	10,945	33,757
Selling and marketing	12,917	18,015
General and administrative	307,691	78,935
Total operating expenses	331,553	130,707
Loss from operations	(278,725)	(118,749)
Other Income (Loss):
Interest income, net	61	30
Other expense, net	(1,853)	(536)
Other loss, net	(1,792)	(506)
Loss before income taxes	(280,517)	(119,255)
Income taxes
Net loss	(280,517)	(119,255)
Other Comprehensive Loss:
Foreign currency translation adjustment	44,546	(13,800)
Comprehensive loss	$ (235,971)	$ (133,055)
Loss per common share, basic and diluted	$ (0.01)	$ (0.00)
Weighted average number of shares outstanding, basic and diluted	41,821,918	40,000,000